Summary of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Land use rights	$ 11,000	$ 10,889
Less: accumulated amortization	(355)	(134)
Land use rights, net	$ 10,645	$ 10,755